INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Reconciliation of the statutory tax rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Tax rate applied to loss (as a percent)			0.00%	0.00%
Tax rate applied to first level of earnings (as a percent)			21.00%	21.00%
Income tax rate (as a percent)	30.00%	35.00%
Loss before income tax-rate 0%			$ (205,022)	$ (21,669,882)
Earning before income tax-rate 21%			828,074	1,264
Earning (loss) before income tax-rate 30%			5,820,286	12,296,011	$ (3,618,756)
Loss before income tax-rate 35%					(21,621,007)
Income tax (charge) benefit by applying tax rate to loss before tax:			(1,919,981)	(3,689,069)	8,652,979
Share of profit or loss of joint ventures and associates			847,512	(44,721)	(1,448,925)
Stock options charge			(239,312)	78,681	(8,898)
Rate change adjustment			(144,660)	(54,735)	3,768,518
Non-deductible expenses and untaxed gains			(84,128)	(254,201)	(792,321)
Representation expenses			(36,691)	(136,614)	(204,897)
Foreign investment coverage			551,968	233,634
Tax provision adjustments			307,944
Result per inflation effect on monetary items and other finance results			1,489,362	3,119,259	(962,061)
Total income tax (expense) credit			(2,206,710)	(6,986,284)	10,928,517
Deferred income tax liabilities not recognized	$ 1,448,925		$ 1,052,022	$ 44,721	$ 1,448,925